Schedule of breakdown of deferred income tax and social contribution (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	R$ 581
Deferred income tax and social contribution, net	(354)	R$ (1,034)	R$ (858)	R$ (225)
Deferred income tax and social contribution, liabilities	(935)	(1,034)
Tax Losses And Negative Basis Of Social Contribution [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	1,145	514
Deferred income tax and social contribution, net	1,145	514
Provision For Risks [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	397	376
Deferred income tax and social contribution, net	397	376
Goodwill Tax Amortization [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, net	(481)	(496)
Deferred income tax and social contribution, liabilities	(481)	(496)
Mark To Market Adjustment [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, net	(7)	(6)
Deferred income tax and social contribution, liabilities	(7)	(6)
Fixed Assets Tradename And Investment Property [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, net	(1,710)	(1,686)
Deferred income tax and social contribution, liabilities	(1,710)	(1,686)
Unrealized Gains With Tax Credits [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, net	(239)	(402)
Deferred income tax and social contribution, liabilities	(239)	(402)
Net Adjustments Of I F R S 16 [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	285	389
Deferred income tax and social contribution, net	285	389
Cash Flow Hedge [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets		11
Deferred income tax and social contribution, net	(7)	11
Deferred income tax and social contribution, liabilities	(7)
Other 1 [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	96	29
Deferred income tax and social contribution, net	96	29
Presumed Profit On Equity Of Exito [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	167	237
Deferred income tax and social contribution, net	167	237
Deferred Income Tax And Social Contribution Assets Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	2,090	1,556
Deferred income tax and social contribution, net	(354)	(1,034)
Deferred income tax and social contribution, liabilities	(2,444)	(2,590)
Off Set Assets And Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax and social contribution, assets	(1,509)	(1,556)
Deferred income tax and social contribution, liabilities	R$ 1,509	R$ 1,556